Note 14 - Goodwill - Changes in the Period (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Goodwill balance	R$ 31,401.9	R$ 30,511.2
Effect of movements in foreign exchange	1,224.8	489.7
Effect of application of IAS 29 (hyperinflation)	1,686.5
Acquisition, (write-off) and disposal through business combinations	(37.0)	401.0
Goodwill balance	R$ 34,276.2	R$ 31,401.9